Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Cash flows from operating activities:
Net loss	$ (4,597,998)	$ (3,191,524)	$ (2,882,299)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	6,282	112,009	138,805
Amortization of right of use assets	9,000	273,367	434,135
Reversal of provision against accounts receivable due from a related party		(19,103)	762,000
Loss on disposal of property and equipment	53,765		49,702
Loss from early termination of an operating lease	13,000	7,690
Loss from investment in trading securities	3,556,519	381,370	(192,102)
Provision against due from buyers of LGC			2,654,767
Loss from disposal of a subsidiary			69,045
Changes in operating assets and liabilities:
Accounts receivable	(550,000)	650,000	(650,000)
Accounts receivable - related parties		400,000	(600,000)
Deposits	3,000	83,000	55,000
Prepaid expenses and other current assets	(499,866)	309,636	221,644
Deferred revenue		(70,000)	(20,785)
Taxes payable		(11,215)	31,200
Accrued expenses and other current liabilities	(451,098)	1,303,432	(1,982,117)
Lease liabilities		(349,145)	(422,894)
Net cash used in operating activities	(2,457,396)	(120,483)	(2,333,899)
Cash flows from investing activities
Purchases of property and equipment		(5,086)	(1,444)
Proceeds from disposal of property and equipment			72,000
Net investment in short-term investments	362,072	(674,869)	429,799
Collection (prepayment) made to a related party	900,000	(900,000)
Loans to (collection of loans from) a related party			(40,539)
Net cash provided by (used in) investing activities	1,262,072	(1,579,955)	459,816
Cash flows from financing activities:
Borrowings from a related party			729,968
Proceeds from issuance of ordinary shares	8,896,719	2,343,792
Net cash provided by financing activities	8,896,719	2,343,792	729,968
Net increase (decrease) in cash	7,701,395	643,354	(1,144,115)
Cash, beginning of period	1,249,376	606,022	1,750,137
Cash, end of period	8,950,771	1,249,376	606,022
Supplemental disclosure of cash flow information:
Cash paid for interest expenses
Cash paid for income tax	6,680	14,515
Supplemental disclosure of Non-cash financing activities
Right-of-use assets obtained in exchange for operating lease obligations		67,571	109,492
Issuance of ordinary shares to settle payroll payable due to a management		349,875
Waive of liabilities by a related party		712,258
Disposal of right-of-use assets with decrease of operating lease obligations		799,232
Capital contribution from a shareholder in the form of trading securities	$ 3,611,000